GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds
Class A, Class B, Class C, Institutional, Service,
Class IR and Class R Shares of the
Goldman Sachs High Yield Fund (the “Fund”)

Supplement dated December 8, 2010 to the
Prospectus dated July 29, 2010 (the “Prospectus”)

Effective November 30, 2010, Roberta Goss is no longer a portfolio manager for the Fund. Accordingly, all references to Ms. Goss in the Prospectus are hereby deleted.

This Supplement should be retained with your Prospectus for future reference.

SSHYPMSTK 12-10